Quarterly Holdings Report
for
Fidelity Advisor® Global Equity Income Fund
January 31, 2023
AGED-NPRT1-0423
1.938156.110
Common Stocks - 94.2%
	Shares	Value ($)
Bailiwick of Guernsey - 0.7%
Amdocs Ltd.	5,829	535,860
Bailiwick of Jersey - 0.1%
Experian PLC	2,778	101,590
Belgium - 0.6%
KBC Group NV	4,583	338,106
UCB SA	1,854	151,934
TOTAL BELGIUM		490,040
Brazil - 0.7%
Equatorial Energia SA	103,848	573,217
Canada - 4.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	18,404	840,425
Canadian Natural Resources Ltd.	9,129	560,344
Constellation Software, Inc.	182	321,551
Imperial Oil Ltd.	9,060	495,166
Nutrien Ltd.	2,109	174,578
Open Text Corp.	12,766	428,204
Shaw Communications, Inc. Class B	2,567	76,399
Suncor Energy, Inc.	14,490	502,911
TOTAL CANADA		3,399,578
Cayman Islands - 0.6%
HKBN Ltd.	618,744	435,473
SITC International Holdings Co. Ltd.	31,567	68,961
TOTAL CAYMAN ISLANDS		504,434
China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	1,508	413,589
TravelSky Technology Ltd. (H Shares)	88,085	183,089
TOTAL CHINA		596,678
Denmark - 0.2%
DSV A/S	922	151,720
Finland - 1.2%
Elisa Corp. (A Shares)	13,676	778,779
Neste OYJ	3,898	185,739
TOTAL FINLAND		964,518
France - 4.7%
Capgemini SA	4,574	864,739
Edenred SA	10,888	591,726
LVMH Moet Hennessy Louis Vuitton SE	1,306	1,140,106
Sanofi SA	7,470	731,496
Teleperformance	652	180,750
VINCI SA	3,086	348,686
TOTAL FRANCE		3,857,503
Germany - 1.4%
Deutsche Telekom AG	18,314	408,014
Rheinmetall AG	1,181	274,760
Siemens AG	2,971	464,086
TOTAL GERMANY		1,146,860
Hong Kong - 0.7%
AIA Group Ltd.	54,172	612,558
India - 1.0%
HDFC Bank Ltd. sponsored ADR	2,950	198,712
Redington (India) Ltd.	70,886	161,366
Reliance Industries Ltd.	17,027	492,229
TOTAL INDIA		852,307
Indonesia - 0.3%
PT Bank Central Asia Tbk	483,181	274,210
Ireland - 3.0%
Accenture PLC Class A	3,468	967,745
Johnson Controls International PLC	4,755	330,805
Linde PLC	3,394	1,123,210
TOTAL IRELAND		2,421,760
Japan - 5.5%
Capcom Co. Ltd.	5,253	170,217
Daiichikosho Co. Ltd.	11,957	371,782
FUJIFILM Holdings Corp.	3,032	160,457
Fujitsu Ltd.	1,426	203,033
Hitachi Ltd.	6,823	357,815
Hoya Corp.	8,468	931,242
Inaba Denki Sangyo Co. Ltd.	17,478	379,724
Minebea Mitsumi, Inc.	15,444	269,231
Renesas Electronics Corp. (a)	23,107	237,681
Roland Corp.	5,621	167,831
Shin-Etsu Chemical Co. Ltd.	1,071	157,890
Sony Group Corp.	8,492	758,774
Toyota Motor Corp.	25,393	372,915
TOTAL JAPAN		4,538,592
Kenya - 0.3%
Safaricom Ltd.	1,435,064	269,723
Korea (South) - 1.4%
Samsung Electronics Co. Ltd.	22,987	1,143,591
Luxembourg - 0.5%
B&M European Value Retail SA	76,619	422,896
Netherlands - 1.6%
Airbus Group NV	3,310	414,961
NXP Semiconductors NV	4,827	889,664
TOTAL NETHERLANDS		1,304,625
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	45,146	248,463
Spain - 1.3%
Aena SME SA (a)(b)	1,604	240,999
Amadeus IT Holding SA Class A (a)	12,994	818,673
TOTAL SPAIN		1,059,672
Sweden - 0.4%
EQT AB	1,599	35,764
HEXPOL AB (B Shares)	23,834	256,628
TOTAL SWEDEN		292,392
Switzerland - 3.3%
Chubb Ltd.	1,745	396,970
Nestle SA (Reg. S)	6,101	744,377
Roche Holding AG (participation certificate)	3,678	1,148,163
Sika AG	1,358	385,871
TOTAL SWITZERLAND		2,675,381
Taiwan - 2.2%
MediaTek, Inc.	15,509	374,388
Taiwan Semiconductor Manufacturing Co. Ltd.	78,926	1,391,586
TOTAL TAIWAN		1,765,974
United Kingdom - 6.2%
Anglo American PLC (United Kingdom)	10,223	440,922
AstraZeneca PLC sponsored ADR	12,180	796,207
BAE Systems PLC	49,645	525,545
Bunzl PLC	6,043	221,268
Compass Group PLC	19,767	472,195
Diageo PLC	11,662	509,934
JD Sports Fashion PLC	133,202	267,265
Reckitt Benckiser Group PLC	6,542	466,189
RELX PLC (London Stock Exchange)	16,269	483,335
RS GROUP PLC	15,694	181,874
Starling Bank Ltd. Series D (a)(c)(d)	20,800	86,674
Unilever PLC	7,726	393,247
WH Smith PLC	12,498	245,837
TOTAL UNITED KINGDOM		5,090,492
United States of America - 51.1%
AbbVie, Inc.	4,828	713,337
Activision Blizzard, Inc.	3,523	269,756
Albertsons Companies, Inc.	5,499	116,579
Ameren Corp.	5,353	465,015
American Tower Corp.	1,774	396,294
Amgen, Inc.	4,091	1,032,568
Apple, Inc.	23,907	3,449,543
AT&T, Inc.	10,338	210,585
Ball Corp.	3,097	180,369
Bank of America Corp.	32,801	1,163,779
BJ's Wholesale Club Holdings, Inc. (a)	7,568	548,453
BlackRock, Inc. Class A	680	516,263
Bristol-Myers Squibb Co.	12,865	934,642
Capital One Financial Corp.	7,649	910,231
Cisco Systems, Inc.	15,051	732,532
Comcast Corp. Class A	15,791	621,376
Costco Wholesale Corp.	998	510,118
Crane Holdings Co.	2,012	233,211
Crown Holdings, Inc.	4,986	439,566
Danaher Corp.	4,434	1,172,261
Dollar Tree, Inc. (a)	3,654	548,758
Dominion Energy, Inc.	5,389	342,956
Eli Lilly & Co.	3,593	1,236,531
Exxon Mobil Corp.	11,148	1,293,279
Freeport-McMoRan, Inc.	11,770	525,177
GE HealthCare Technologies, Inc. (a)	2,247	156,211
General Electric Co.	6,625	533,180
H&R Block, Inc.	7,150	278,707
Hartford Financial Services Group, Inc.	3,838	297,867
Hess Corp.	5,492	824,679
JPMorgan Chase & Co.	9,043	1,265,658
KBR, Inc.	5,400	276,642
Keurig Dr. Pepper, Inc.	11,502	405,791
Lamar Advertising Co. Class A	6,025	641,904
Lowe's Companies, Inc.	1,300	270,725
M&T Bank Corp.	3,665	571,740
McDonald's Corp.	2,110	564,214
Merck & Co., Inc.	4,895	525,772
Microsoft Corp.	11,516	2,853,780
Mondelez International, Inc.	8,030	525,483
MSCI, Inc.	467	248,239
NextEra Energy, Inc.	7,746	578,084
Northrop Grumman Corp.	907	406,372
PG&E Corp. (a)	3,708	58,957
Philip Morris International, Inc.	2,685	279,884
Phillips 66 Co.	5,575	559,005
PNC Financial Services Group, Inc.	4,105	679,090
Procter & Gamble Co.	5,615	799,464
T-Mobile U.S., Inc. (a)	6,678	997,092
Target Corp.	4,075	701,471
The Coca-Cola Co.	12,934	793,113
The Travelers Companies, Inc.	3,568	681,916
TJX Companies, Inc.	10,223	836,855
United Parcel Service, Inc. Class B	2,831	524,386
UnitedHealth Group, Inc.	2,680	1,337,829
Valero Energy Corp.	4,313	603,949
Verizon Communications, Inc.	14,250	592,373
Vistra Corp.	16,644	383,811
Walmart, Inc.	5,582	803,082
Watsco, Inc.	192	55,175
WEC Energy Group, Inc.	2,694	253,209
Wells Fargo & Co.	22,884	1,072,573
TOTAL UNITED STATES OF AMERICA		41,801,461
TOTAL COMMON STOCKS (Cost $66,984,528)		77,096,095

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e) (Cost $4,505,705)	4,504,804	4,505,705

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $71,490,233)	81,601,800
NET OTHER ASSETS (LIABILITIES) - 0.3%	241,727
NET ASSETS - 100.0%	81,843,527

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $240,999 or 0.3% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $86,674 or 0.1% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	40,298

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	3,668,251	20,755,951	19,918,497	51,638	-	-	4,505,705	0.0%
Total	3,668,251	20,755,951	19,918,497	51,638	-	-	4,505,705

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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